Capital stock and warrants (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of an unlimited number of voting common shares
The authorized share capital of the Company consists of an unlimited number of voting common shares, with no par value.

	Common shares		Warrants		RSUs		Total
	Number	Amount $	Number	Amount $	Number	Amount $	Number	Amount $

January 1, 2019	62,371,275	123,746,423	1,249,512	1,742,910	1,120,656	2,671,147	64,741,443	128,160,480
Issuance (i)	6,250,000	23,437,500	-	-	-	1,559,418	6,250,000	24,996,918
RSUs and warrants exercised	1,219,653	4,813,632	(436,497)	(569,733)	(783,156)	(2,932,753)	-	1,311,146
Warrants expired	-	-	(288,015)	(438,798)	-	-	(288,015)	(438,798)

December 31, 2019	69,840,928	151,997,555	525,000	734,379	337,500	1,297,812	70,703,428	154,029,746
Issuance (i)	-	-	-	-		14,138	-	14,138
RSUs settled	337,500	1,311,950	-	-	(337,500)	(1,311,950)	-	-
Warrants expired	-	-	(525,000)	(734,379)	-	-	(525,000)	(734,379)

December 31, 2020	70,178,428	153,309,505	-	-	-	-	70,178,428	153,309,505